Long-Term Debt	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Debt Disclosure [Abstract]
Long-Term Debt
8. Long-Term Debt
Long-term debt consists of the following:

	April 2,	January 1,
	2022	2022

Note payable - Amendment No. 4 First Lien	720,363	722,379
Financing leases	617	—

	$720,980	$722,379
Less unamortized deferred finance fees	9,743	10,594
Less current maturities	8,215	8,067

Total long-term debt	$703,022	$703,718

Notes Payable - Amendment No.4 First Lien -
On August 18, 2021, the Company completed a refinancing of its First Lien Amendment No. 3, in which the principal terms of the amendment were new borrowings of $155,000 which was used to fund the DBCI acquisition. The Amendment No. 4 First Lien is comprised of a syndicate of lenders originating on August 18, 2021 in the amount of $726,413 with interest payable in arrears. The outstanding loan balance is to be repaid on a quarterly basis of 0.25% of the original balance beginning the last day of September 2021 with the remaining principal due on the maturity date of February 12, 2025. As chosen by the Company, the amended loan bears interest at a floating rate per annum consisting of LIBOR, plus an applicable margin percent (total rate of 4.25% as of April 2, 2022). The debt is secured by substantially all business assets. Unamortized debt issuance costs are approximately $9,743 and $10,594 at April 2, 2022 and January 1, 2022, respectively. This refinancing amendment was accounted for as a modification and as such no gain or loss was recognized for this transaction and any bank fees, original issue discount and charges capitalized are being amortized as a component of interest expense over the remaining loan term. Third party fees paid in connection with this amendment were expensed.
As of April 2, 2022 and January 1, 2022, the Company maintained one letter of credit totaling approximately $400 on which there were no balances due.
In connection with the Company entering into the debt agreement discussed above, deferred finance fees were capitalized. These costs are being amortized over the terms of the associated debt under the effective interest rate method. Amortization of approximately $912 and $754 was recognized for the three months ended April 2, 2022 and March 27, 2021, respectively, as a component of interest expense, including those amounts amortized in relation to the deferred finance fees associated with the outstanding line of credit.
Aggregate annual maturities of long-term debt at April 2, 2022, are:

2022	$6,170
2023	8,226
2024	6,209
2025	700,353
2026	22
Thereafter	—

Total	$720,980

9. Long-Term Debt
Long-term debt consists of the following:

	January 1,	December 26,
	2022	2020
Note payable - First Lien	$—	$562,363
Note payable - First Lien B2	—	73,875
Note payable - Amendment No. 4 First Lien	722,379	—

	$722,379	$636,238
Less unamortized deferred finance fees	10,594	12,110
Less current maturities	8,067	6,523

Total long-term debt	$703,718	$617,604

Notes Payable – First Lien and First Lien B2 –
The First Lien notes payable was comprised of a syndicate of lenders that originated on February 12, 2018, in the amount of $470,000 with interest payable in arrears. The Company subsequently entered into the first amendment of the First Lien notes payable on March 1, 2019, to issue an additional tranche of the notes payable in the amount of $75,000 (First Lien B2), and the second amendment of the First Lien notes payable on August 9, 2019, to increase the first tranche of the notes payable by $106,000. Both tranches bore interest, as chosen by the Company, at a floating rate per annum consisting of LIBOR plus an applicable margin percent, and were secured by substantially all business assets. On July 21, 2020, the Company repurchased $1,989 principal amount of the First Lien (the “Open Market Purchase”) at an approximate $258 discount, resulting in a gain on the extinguishment of debt of approximately $258. Following the repurchase of the First Lien in the Open Market Purchase, approximately $573,000 principal amount of the 1st Lien remained outstanding. The total interest rate for the First Lien was 4.75% as of December 26, 2020. Unamortized debt issuance costs were approximately $10,304 at December 26, 2020.
The First Lien B2 was comprised of a syndicate of lenders that originated on March 1, 2019, in the amount of $75,000 with interest payable in arrears. The outstanding loan balance was to be repaid on a quarterly basis of 0.25% of the original balance beginning the last day of June 2019 with the remaining principal due on the maturity date of February 12, 2025. As chosen by the Company, the First Lien B2 notes payable bore interest at a floating rate per annum consisting of LIBOR plus an applicable margin percent (total rate of 5.50%
)
as of December 26, 2020.) The debt was secured by substantially all business assets. Unamortized debt issuance costs were approximately $1,806 as of December 26, 2020.
Notes Payable - Amendment No.
 3 First Lien -
As of February 5, 2021, the Company completed a repricing of its First Lien and First Lien B2 Term Loans, in which the principal terms of the amendment were a reduction in the overall interest rate based upon the loan type chosen and a consolidation of the prior two outstanding tranches into a single tranche of debt with the syndicate. The Amendment No.3 First Lien was comprised of a syndicate of lenders originating on February 5, 2021 in the amount of $634,607 with interest payable in arrears. The outstanding loan balance was to be repaid on a quarterly basis of 0.25% of the original balance beginning the last day of September 2021 with the remaining principal due on the maturity date of February 12, 2025. As chosen by the Company, the amended loan bears interest at a floating rate per annum consisting of LIBOR, plus an applicable margin percent (total rate of 4.25% as of January 1, 2022). The debt was secured by substantially all business assets.
As a result of the repricing transaction, the Company recognized a loss on extinguishment of approximately $1,421. The loss is included in Other income (expense) on the Consolidated Statements of Operations and Comprehensive Income.
As of June 7, 2021 and as a result of the Business Combination, the Company repaid approximately $61,600 of debt and recognized a loss on extinguishment of approximately $994. The loss is included in Other income (expense) on the Consolidated Statements of Operations and Comprehensive Income.
Notes Payable - Amendment No.4 First Lien -
On August 18, 2021, the Company completed a refinancing of its First Lien Amendment No. 3, in which the principal terms of the amendment were new borrowings of $155,000 which was used to fund the DBCI acquisition. The Amendment No. 4 First Lien is comprised of a syndicate of lenders originating on August 18, 2021 in the amount of $726,413 with interest payable in arrears. The outstanding loan balance is to be repaid on a quarterly basis of 0.25% of the original balance beginning the last day of September 2021 with the remaining principal due on the maturity date of February 12, 2025. As chosen by the Company, the amended loan bears interest at a floating rate per annum consisting of LIBOR, plus an applicable margin percent (total rate of 4.25% as of January 1, 2022). The debt is secured by substantially all business assets. Unamortized debt issuance costs are approximately $10,594 at January 1, 2022. This refinancing amendment was accounted for as a modification and as such no gain or loss was recognized for this transaction and any third party fees paid in connection with this amendment were expensed and any bank fees, original issue discount and charges associated with this amendment were capitalized and are being amortized as a component of interest expense over the remaining loan term.
As of January 1, 2022, and December 26, 2020, the Company maintained one letter of credit totaling approximately $400 and $295, on which there were no balances due.
In connection with the Company entering into the debt agreements discussed above, deferred finance fees were capitalized. These costs are being amortized over the terms of the associated debt under the effective interest rate method. Amortization of approximately
 $2,951
,
$2,419
and $2,684
,
was recognized for the years ended January 1, 2022, December 26, 2020 and December 28, 2019, respectively, as a component of interest expense, including those amounts amortized in relation to the deferred finance fees associated with the outstanding line of credit.
Aggregate annual maturities of long-term debt at January 1, 2022, are:

2022	$8,067
2023	8,067
2024	6,051
2025	700,194
2026	—

Total	$722,379